BUSINESS DESCRIPTION	12 Months Ended
Dec. 31, 2022
BUSINESS DESCRIPTION [Abstract]
BUSINESS DESCRIPTION
1.	BUSINESS DESCRIPTION

Business Overview

Transportadora de Gas del Sur S.A. (“tgs” or the “Company”) is one of the companies created as a result of the privatization of Gas del Estado S.E. (“GdE”). tgs commenced operations on December 28, 1992 and it is mainly engaged in the Transportation of Natural Gas, and Production and Commercialization of natural gas Liquids (“Liquids”). tgs’s pipeline system connects major natural gas fields in southern and western Argentina with natural gas distributors and industries in those areas and in the greater Buenos Aires area. The natural gas transportation license to operate this system was exclusively granted to tgs for a period of thirty-five years (“the License”). tgs is entitled to a one-time extension of ten years provided that it has essentially met the obligations imposed by the License and by the Ente Nacional Regulador del Gas (National Gas Regulatory Body or “ENARGAS”). The General Cerri Gas Processing Complex (the “Cerri Complex”), where tgs processes natural gas by extracting liquids, was transferred from GdE along with the gas transmission assets. tgs also provides midstream services, which mainly consist of gas treatment, removal of impurities from the natural gas stream, gas compression, gas transportation in fields, wellhead gas gathering and pipeline construction, operation and maintenance services. Also, telecommunications services are provided through the subsidiary Telcosur S.A. (“Telcosur”). These services consist of data transmission services through a network of digital terrestrial radio relay.

Subsequently, the corporate purpose of the Company was modified to incorporate the development of complementary activities, incidental, linked and / or derived from natural gas transportation, such as the generation and commercialization of electric power and the provision of other services for the hydrocarbon sector in general.

Major Shareholders

tgs’s controlling shareholder is Compañía de Inversiones de Energía S.A. (“CIESA”), which holds 51% of the common stock. CIESA is under joint control and in equal parts of: (i) Pampa Energía S.A. (“Pampa Energía”) with 50%; (ii) Grupo Inversor Petroquímica S.L. (member of the GIP Group, led by the Sielecki family) and PCT L.L.C. with the remaining 50%. Local and foreign investors hold the remaining ownership of tgs’s common stock.

The following table shows the organizational structure, shareholders and related parties of tgs as of December 31, 2022:

44%, 24%, 8%, 12%, 5%, 51%, 49%, 51%, 49%, 99.98%, 0.02%, 80%, 15%, 5%, 100%, 49%, 25.5%, 20.4%, 5.1%

Economic context

The Company operates in a complex economic context whose main variables have recently had strong volatility as a result of health events generated by the COVID19 pandemic, political and economic events both domestically and internationally.

During the first quarter of 2022, Argentina and the IMF reached an agreement where fiscal and monetary goals were established and a refinancing of maturities was obtained. However, the inflationary inertia continues, and as of December 31, 2022, year-on-year inflation reached 94.8%.

In addition, the conflict between Russia and Ukraine has been a major factor of global destabilization that led to a significant increase in the price of commodities, including natural gas. In this context, on April 7, 2022, the Argentine Government announced an agreement for the supply of natural gas from Bolivia during the winter period. The increase in natural gas prices could negatively affect Argentina’s current fiscal imbalance. Also, the availability and price of natural gas are key factors for the normal development of the Cerri Complex’s Liquids production activities.

The main macroeconomic issues and the measures adopted by the Government are described below:

Economic activity, poverty and unemployment

In recent years, the Argentine economy suffered a significant impact from the crisis generated by COVID-19 to the difficult moment that the international economy is experiencing due to high inflation and the conflict between Russia and Ukraine.

In this sense, after the abrupt economic slowdown produced in 2020 as a result of the sanitary measures imposed, the economy has begun a path of recovery in 2021, reaching an increase of 10.4% in the Monthly Estimator of Economic Activity (“EMAE”). This trend was reduced during 2022, showing that indicator a positive variation, as of November of that year, of 2.6% year-on-year. Recent estimates predict that given the volatile Argentine and international situation, economic growth would slow down during 2023.
Additionally, the unemployment rate presented a rate of 7.1% for the third quarter of 2022, according to the latest information provided by INDEC.
Likewise, the pandemic has had a profound initial impact on the lowest-income sectors. The latest official statistical data available from INDEC corresponds to the first semester of 2022, and indicates that in that period poverty reached 36.5%.

Fiscal imbalance
The primary fiscal deficit continued to be high, amounting in 2022 to 2.4% of the Gross Domestic Product (“GDP”). For its part, the financial deficit amounted to 4.2% of GDP. The reduction compared to 2021 was mainly due to the reorganization of the fiscal accounts carried out in order to meet the goals agreed with the IMF in the Extended Facilities Program.
Tariff policy
Reducing the fiscal deficit is one of the central issues within the framework of the principle of agreement with the IMF, and a large part of the deficit is explained by the growth of subsidies that cover the delay with tariffs. Public services tariffs have been virtually (in some cases completely and in others partially) frozen for almost 24 months.
During 2022, public service companies only received temporary rate increases since the comprehensive rate review (“RTI”) renegotiation process has not been completed. In fact, towards the end of 2022, the Government extended its completion period until the end of 2023. For more information, see “Note 17 – Regulatory framework.”
Likewise, in order to encourage production, to reduce the impact on certain types of natural gas consumers and to reduce the subsidies paid to natural gas producers, as from November 2020, the Plan for the Promotion of Argentine Natural Gas Production - Supply and Demand Scheme 2020-2024 was established through Decree No. 892/2020 (the “Gas.Ar Plan”).

Monetary imbalance and inflation

The country faces certain monetary imbalances aggravated by the high level of monetary issue as a result of the assistance measures adopted by the Government, thus pressing the international reserves of the Banco Central de la República Argentina (“BCRA”). The fall in the BCRA’s international reserves, accompanied by an increase in its monetary liabilities, has led to a tightening of the foreign exchange regulations that imposed restrictions on the accumulation and consumption of foreign currency and payments abroad, which in turn generated a significant gap between the official exchange rate and that of freer trading venues. For further information, see “Note 16 - Financial Risk Management”.
In order to deal with this situation, the Government has adopted several measures, among which we can mention: maximum price plans for certain food products, limitations to increases in utility tariffs and a limited exchange rate devaluation policy.
According to the latest Survey of Market Expectations (“REM”) carried out by the BCRA corresponding to December 2023, the median resulting from the estimates made by the 37 participants of the REM, showed an expected inflation of 110% for 2023.

Public debt
In 2022, an extremely important milestone was achieved, which was the agreement reached with the International Monetary Fund (“IMF”) for a new Extended Facilities Program. With a duration of 30 months, disbursements are made over 10 years, four and a half years of grace, this program allows the country to postpone its maturities with the agency and strengthen its reserves in the short term. Among the commitments assumed is gradual fiscal consolidation -reaching equilibrium in 2025- together with the reduction of monetary financing of the deficit and the accumulation of reserves to gain some freedom in monetary policy.

Exchange market

The low level of reserves in the BCRA has led the National Government to maintain a very restrictive exchange control for the purchase of foreign currency in the single free market for foreign exchange (“MULC”), in which the price of the US dollar at 31 December 2022 was $176.96 (buyer) and $177.16 (seller), representing an increase of approximately 72%, well below inflation as measured by the CPI. However, as of December 31, 2022, the gap with respect to the alternative quotations of the US dollar obtained in the market was close to 100%.
Since the primary elections that took place in September 2021, the BCRA had to tighten the exchange rate clamp to try to stop the leak of foreign currency, establishing, among other measures, greater restrictions on access to the MULC for imports. For further information, see “Note 16.1.1. – Risk associated with exchange rate”.

The current economic context and in particular, the exchange market generates expectations that the local currency will continue to devaluate, being a relevant aspect the speed with which this issue may develop in the next months, as well as other restrictions and/or developments in the exchange market with effects on different aspects of the economic activity, such as foreign trade and others.

The Company’s management permanently monitors the evolution of the situations affecting its business, in order to determine the possible actions to be taken and identify the eventual impacts on its financial position and the results of its operations. The Company’s financial statements should be read considering these circumstances.